Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) bbl in Thousands, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025 MXN ($) $ / $ bbl	Sep. 30, 2024 MXN ($) bbl $ / $	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2023 MXN ($) $ / $
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Negative effect from decrease in gas prices			$ 41,135,676
Exchange rate effect amount		$ 11,836,310
Average foreign exchange rate | $ / $			19.6290		16.9220
Positive tax effect due to lower income in reserves		5,455,293
Negative effect from decrease in production			$ 27,335,248
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $			19.6290
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)		(32,390,160)	$ 15,447,401
Negative effect from decrease in gas prices		43,048,812
Increase costs generating negative effect		$ 27,390,272	$ 28,543,448
Negative effect due to increase decrease in discount rate				$ 41,236,392
Pre-tax discount rate		7.96%	10.28%	10.86%	9.93%
Effect of increase decrease in volume of crude oil		$ 3,193,549
Positive effect from decrease in production					$ 31,371,838
Positive effect due to increase decrease in discount rate					$ 44,734,671
Negative tax effect due to higher income			$ 13,533,642
Useful life		25 years	25 years
Production forecast | bbl		6,371	6,566
Exploration and Extraction (formerly Pemex Exploration and Production) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $		18.3825		20.2683
Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)		$ 2,797,840
Industrial Processes (formerly part of Pemex Industrial Transformation) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $		18.3825
Pre-tax discount rate	14.75%	11.82%	13.98%		13.68%
Energy Transformation (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)		$ (876,754)
Energy Transformation (formerly part of Pemex Industrial Transformation) | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $		18.3825
Pre-tax discount rate		12.26%		15.93%
Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)			$ (67,871,770)
Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $			19.6290
Pre-tax discount rate			13.98%
Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $			19.6290
Pre-tax discount rate			14.09%